SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended				3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 09, 2026	Jan. 08, 2026	Nov. 12, 2025	Oct. 13, 2025	Aug. 05, 2025	Nov. 30, 2024	Jan. 13, 2022	Oct. 31, 2025	Sep. 30, 2025	Jan. 31, 2025	Nov. 30, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 23, 2025	Oct. 22, 2025
Subsequent Event [Line Items]
Number of shares issued	565,000
Sale of common stock												$ 3,784,000	$ 6,418,000	$ 1,249,000	$ 8,555,000	$ 6,310,000	$ 8,193,000			$ 23,462,000	$ 33,103,000
Share price									$ 44.40			$ 44.40			$ 31.50			$ 44.40	$ 31.50
Proceeds from issuance of stock	$ 3,000,000.0																	$ 11,451,000	$ 23,058,000	$ 23,462,000	$ 33,103,000
Compensation monthly payment		$ 90,000
Granted restricted stock units with a grant date fair value		$ 200,000
Reverse stock split					1-for-3 reverse stock split
Common Class B [Member]
Subsequent Event [Line Items]
CommonStockSharesAuthorized									115,000,000			115,000,000						115,000,000		115,000,000	115,000,000
Number of shares issued																				744,329
Sale of common stock							$ 8,000,000.0													$ 1,900,000	$ 1,800,000
Proceeds from issuance of stock																				$ 23,500,000
Warrants issued to service providers									333,333			333,333						333,333		533,333
Warrants exercise price									$ 31.50			$ 31.50						$ 31.50
Common Class B [Member] | Regulation A+ Common Stock Offering [Member]
Subsequent Event [Line Items]
Stock price						$ 44.40					$ 44.40
Proceeds from offering						$ 15,000,000
Common Class B [Member] | Regulation D Class B Common Stock Offering [Member]
Subsequent Event [Line Items]
Stock price						$ 31.50					$ 31.50
Proceeds from offering						$ 20,000,000
Additional proceeds						$ 348,000
Common Class A [Member]
Subsequent Event [Line Items]
CommonStockSharesAuthorized									190,000,000			190,000,000						190,000,000		190,000,000	190,000,000
Common Class A [Member] | Regulation A+ Common Stock Offering [Member]
Subsequent Event [Line Items]
Additional proceeds											$ 100,000
Common Stock [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Number of shares issued												92,166	155,261	30,990	301,812	173,733	250,741			744,329	1,076,716
Sale of common stock
Stock issued during period shares conversion of convertible securities												4,123,690								27,877
Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Sale of common stock
Stock issued during period shares conversion of convertible securities									(395,873)			(395,873)
Subsequent Event [Member]
Subsequent Event [Line Items]
Volume weighted average price description				The purchase price will be based on the Volume Weighted Average Price (VWAP) during a specified pricing period, less a discount (3% for a 3-day VWAP or 4% for a 1-day VWAP).
Class B common stock issuable under ELOC description				Total shares of Class B Common Stock issuable under the ELOC are limited to 19.99% of the shares outstanding as of October 13, 2025, unless stockholder approval under applicable Nasdaq rules is obtained or not required. The Investor cannot beneficially own more than 4.99% (or 9.99% upon notice) of outstanding shares of Class B Common Stock.
Stock issued during period shares conversion of convertible securities								5,825,021
Stock options granted										180,758
Reverse stock split					1-for-3 reverse stock split
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Warrants exercise price																							$ 5.28
Subsequent Event [Member] | Common Stock [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Number of shares issued			45,127,000	375,000,000
Sale of common stock			$ 375,000,000
Share price			$ 8.31
Share Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity method investments				$ 75,000,000
CommonStockSharesAuthorized																						6,000,000
Structuring Fees				25,000
Legal Fees				$ 25,000
Omnibus Equity Incentive Plan 2025 [Member] | Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
CommonStockSharesAuthorized																						14,000,000